Income Taxes (Schedule of Significant Components of Income Tax Expense) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Current Federal Tax Expense (Benefit)									$ 0	$ (3)	$ 0
Current Foreign Tax Expense (Benefit)									6	8	4
Current State and Local Tax Expense (Benefit)									3	5	0
Current Income Tax Expense (Benefit)									9	10	4
Deferred Federal Income Tax Expense (Benefit)									454	270	(67)
Deferred Foreign Income Tax Expense (Benefit)									1	2	(1)
Deferred State and Local Income Tax Expense (Benefit)									32	39	5
Deferred Income Tax Expense (Benefit)									487	311	(63)
Income tax expense (benefit) from continuing operations	$ 155	$ 144	$ 94	$ 103	$ 36	$ 127	$ 64	$ 94	$ 496	$ 321	$ (59)